Note 19. Condensed Parent Company Financial Information	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 19 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION

A summary of condensed financial information of the parent company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 is as follows:

Condensed Balance Sheets	2011	2010

Assets:
Cash	$1,581,629	$416,912
Investment in bank subsidiary	67,489,762	62,835,606
Premises and equipment, net of accumulated depreciation	369,261	394,883
Other assets, including income taxes receivable from bank subsidiary of $491,937 in 2011 and $72,900 in 2010	691,234	1,700,012

Total assets	$70,131,886	$65,347,413

Liabilities:
Accrued expenses	$84,172	$42,350
Junior subordinated deferrable interest debentures	10,300,000	10,300,000

Total liabilities	10,384,172	10,342,350

Shareholders’ equity:
Common stock	3,760,557	3,760,557
Surplus	14,660,579	14,660,000
Retained earnings	42,543,363	39,600,718
Accumulated other comprehensive income	3,598,031	1,810,684
Treasury stock, at cost	(4,814,816)	(4,826,896)

Total shareholders’ equity	59,747,714	55,005,063

Total liabilities and shareholders’ equity	$70,131,886	$65,347,413

Condensed Statements of Income	2011	2010	2009

Income – including dividends from bank subsidiary	$575,099	$6,226	$3,006,657
Expenses – interest expense, professional fees and other expenses, net of federal income tax benefit	(499,263)	(419,766)	(511,641)

Income (loss) before equity in undistributed net income of bank subsidiary	75,836	(413,540)	2,495,016

Equity in undistributed net income of bank subsidiaries	2,866,809	3,221,222	387,580

Net income	$2,942,645	$2,807,682	$2,882,596

Condensed Statements of Cash Flows	2011	2010	2009

Cash flows from operating activities:
Net income	$3,517,645	$2,807,682	$2,882,596
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity in undistributed net income of bank subsidiary	(3,441,809)	(3,221,222)	(387,580)
Depreciation and amortization	25,622	25,621	25,622
Increase in other assets	1,008,778	(386,185)	(103,798)
Increase (decrease) in accrued expenses	41,822	(76,829)	614

Net cash provided by (used in) operating activities	1,152,058	(850,933)	2,417,454

Cash flows from financing activities:
Proceeds from sale of treasury shares	12,659	17,511	30,632
Cash dividends paid	-	(1,550,098)	(2,065,963)

Net cash used in financing activities	12,659	(1,532,587)	(2,035,331)

Net increase (decrease) in cash	1,164,717	(2,383,520)	382,123

Cash at beginning of the year	416,912	2,800,432	2,418,309

Cash at end of the year	$1,581,629	$416,912	$2,800,432

During 2005, the Board of Directors approved a program whereby the Corporation purchases shares of its common stock in the open market.  The decision to purchase shares, the number of shares to be purchased, and the price to be paid depends upon the availability of shares, prevailing market prices, and other possible considerations which may impact the advisability of purchasing shares.  The Corporation did not purchase any shares in 2011, 2010, or 2009 under the program.